Leases - Additional Information (FY) (Details)								3 Months Ended	6 Months Ended		12 Months Ended
	May 16, 2022 USD ($)	Feb. 28, 2022 USD ($)	Jan. 07, 2021	Dec. 22, 2020 USD ($) ft²	May 23, 2020 USD ($)	May 01, 2020 USD ($)	Feb. 29, 2020 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Operating Lease, Right-of-Use Asset
Operating Lease, Right-of-Use Asset		$ 3,200,000						$ 831,000	$ 831,000		$ 18,543,000	$ 23,678,000
Increase (decrease) in operating lease liability	$ (8,600,000)								(11,844,000)
License term							3 years
Operating lease assets		3,200,000						$ 831,000	$ 831,000		$ 18,543,000	$ 23,678,000
Old Premises Cambridge [Member]
Operating Lease, Right-of-Use Asset
Operating Lease, Right-of-Use Asset							$ 100,000
Increase (decrease) in operating lease liability							(100,000)
Lease expiration date									May 01, 2020		May 01, 2020
Operating lease assets							$ 100,000
New Premises Boston [Member]
Operating Lease, Right-of-Use Asset
Operating Lease, Right-of-Use Asset						$ 10,600,000
Increase (decrease) in operating lease liability						10,200,000
Percentage of escalation of License fee							3.00%
Total Amount of License fee							$ 12,000,000.0
Operating lease assets						$ 10,600,000
Merger Laboratory Boston [Member]
Operating Lease, Right-of-Use Asset
Operating lease, initial term								10 years	10 years		10 years
Operating lease, option to extend additional term								7 years	7 years		7 years
Operating Lease, Right-of-Use Asset				$ 10,200,000
Increase (decrease) in operating lease liability				$ 10,200,000
Number of Square Feet | ft²				30,000
Operating lease, payments				$ 14,200,000
Operating lease assets				10,200,000
Merger Laboratory Boston [Member] | Portion of Excess Merger Purchase Price [Member]
Operating Lease, Right-of-Use Asset
Operating Lease, Right-of-Use Asset				1,900,000
Operating lease assets				1,900,000
Merger Laboratory Boston [Member] | Value Attributable to Below Market Lease [Member]
Operating Lease, Right-of-Use Asset
Operating Lease, Right-of-Use Asset				3,100,000
Operating lease assets				$ 3,100,000
Moma Therapeutics Inc [Member]
Operating Lease, Right-of-Use Asset
Lessee, operating sub lease, term of contract			18 months
Operating sub lease, cost								$ 500,000	$ 1,000,000.0		$ 1,900,000
Sublease Income								$ 500,000	1,000,000.0		1,800,000
Maximum [Member]
Operating Lease, Right-of-Use Asset
Total Amount of License fee		400,000
Maximum [Member] | Old Premises Cambridge [Member]
Operating Lease, Right-of-Use Asset
Operating leases, rent expense					$ 100,000
Maximum [Member] | Moma Therapeutics Inc [Member]
Operating Lease, Right-of-Use Asset
Operating leases, rent expense, sublease rentals									1,997,520		2,000,000.0
Minimum [Member]
Operating Lease, Right-of-Use Asset
Total Amount of License fee		$ 100,000
Minimum [Member] | Moma Therapeutics Inc [Member]
Operating Lease, Right-of-Use Asset
Operating leases, rent expense, sublease rentals									$ 1,939,340		$ 1,900,000